Hedging derivatives - Hedged exposures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 136,028,000	€ 111,461,000
Carrying amount of hedged items - Liabilities	60,487,000	46,830,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	2,768,000	1,925,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	2,298,000	1,765,000
Change in fair value of hedged item for ineffectiveness assessment	1,379,000	(452,000)
Cash flow hedge/currency translation reserve - Continuing hedges	522,000	447,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(79,000)	(10,000)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	340,000	71,000
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	134,958,000	110,669,000
Carrying amount of hedged items - Liabilities	60,487,000	46,830,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	2,768,000	1,915,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	2,298,000	1,765,000
Change in fair value of hedged item for ineffectiveness assessment	1,583,000	(20,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	122,560,000	104,393,000
Carrying amount of hedged items - Liabilities	55,538,000	39,251,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	2,764,000	1,886,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	2,099,000	1,478,000
Change in fair value of hedged item for ineffectiveness assessment	1,370,000	(74,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	66,087,000	59,319,000
Carrying amount of hedged items - Liabilities	8,814,000	1,370,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,584,000	1,021,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(5,000)	(1,000)
Change in fair value of hedged item for ineffectiveness assessment	578,000	(265,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	33,202,000	27,235,000
Carrying amount of hedged items - Liabilities	24,145,000	21,759,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,150,000	792,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	1,302,000	791,000
Change in fair value of hedged item for ineffectiveness assessment	825,000	(35,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Repurchase Agreement
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	22,057,000	13,874,000
Carrying amount of hedged items - Liabilities	589,000	561,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	27,000	25,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	18,000	16,000
Change in fair value of hedged item for ineffectiveness assessment	0	18,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Loans of securities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0
Carrying amount of hedged items - Liabilities		0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)		0
Change in fair value of hedged item for ineffectiveness assessment		0
Cash flow hedge/currency translation reserve - Continuing hedges		0
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Fair value hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,214,000	3,965,000
Carrying amount of hedged items - Liabilities	4,531,000	232,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	3,000	48,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(219,000)	2,000
Change in fair value of hedged item for ineffectiveness assessment	177,000	35,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Issuance assurance
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0
Carrying amount of hedged items - Liabilities	3,171,000	2,013,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	12,000	12,000
Change in fair value of hedged item for ineffectiveness assessment	(4,000)	3,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0
Carrying amount of hedged items - Liabilities	14,288,000	13,316,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	991,000	658,000
Change in fair value of hedged item for ineffectiveness assessment	(206,000)	170,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0
Carrying amount of hedged items - Liabilities		0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)		0
Change in fair value of hedged item for ineffectiveness assessment		0
Cash flow hedge/currency translation reserve - Continuing hedges		0
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	8,613,000	3,378,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	19,000	5,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	58,000	(3,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,912,000	1,614,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	1,000	9,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	37,000	8,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	5,644,000	1,764,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	15,000	(4,000)
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	18,000	(11,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Exchange rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	57,000
Carrying amount of hedged items - Liabilities	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0
Change in fair value of hedged item for ineffectiveness assessment	3,000
Cash flow hedge/currency translation reserve - Continuing hedges	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	3,532,000	2,776,000
Carrying amount of hedged items - Liabilities	4,949,000	7,474,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	(21,000)	21,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	199,000	287,000
Change in fair value of hedged item for ineffectiveness assessment	154,000	53,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,262,000	1,591,000
Carrying amount of hedged items - Liabilities	3,366,000	3,571,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	(16,000)	2,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	51,000	26,000
Change in fair value of hedged item for ineffectiveness assessment	4,000	(31,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk | Repurchase Agreement
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	810,000	434,000
Carrying amount of hedged items - Liabilities	100,000	99,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	(5,000)	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	(2,000)	(1,000)
Change in fair value of hedged item for ineffectiveness assessment	(2,000)	1,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0
Carrying amount of hedged items - Liabilities	1,483,000	3,358,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	150,000	262,000
Change in fair value of hedged item for ineffectiveness assessment	152,000	67,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk | Borrowed deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	460,000	751,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	19,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	16,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Interest rate and exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		0
Carrying amount of hedged items - Liabilities		446,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)		0
Change in fair value of hedged item for ineffectiveness assessment		0
Cash flow hedge/currency translation reserve - Continuing hedges		0
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	68,000
Carrying amount of hedged items - Liabilities	0	105,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	(4,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0
Carrying amount of hedged items - Liabilities	0	105,000
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	(1,000)	1,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	68,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	3,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	3,000
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	253,000	54,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	6,000	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	5,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Credit risk | Bonds
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	253,000	54,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	6,000	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	5,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(204,000)	(432,000)
Cash flow hedge/currency translation reserve - Continuing hedges	522,000	447,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(79,000)	(10,000)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(128,000)	(52,000)
Cash flow hedge/currency translation reserve - Continuing hedges	4,000	111,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(74,000)	(12,000)
Cash flow hedges | Interest rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	18,000	(24,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(11,000)	(75,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	1,000	(26,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(5,000)	47,000
Cash flow hedge/currency translation reserve- Discontinued hedges	14,000	0
Cash flow hedges | Interest rate risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(121,000)	8,000
Cash flow hedge/currency translation reserve - Continuing hedges	27,000	65,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(25,000)	(12,000)
Cash flow hedges | Interest rate risk | Government class bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(24,000)	(13,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(22,000)	72,000
Cash flow hedge/currency translation reserve- Discontinued hedges	(63,000)	0
Cash flow hedges | Interest rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(2,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges	3,000	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		(1,000)
Cash flow hedge/currency translation reserve - Continuing hedges		0
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Cash flow hedges | Interest rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0
Cash flow hedge/currency translation reserve - Continuing hedges	12,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(32,000)	(416,000)
Cash flow hedge/currency translation reserve - Continuing hedges	130,000	(23,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	(4,000)	2,000
Cash flow hedges | Exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	83,000
Cash flow hedge/currency translation reserve - Continuing hedges	140,000	(8,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(237,000)	(309,000)
Cash flow hedge/currency translation reserve - Continuing hedges	4,000	(16,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	(4,000)	2,000
Cash flow hedges | Exchange rate risk | Issuance assurance
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0
Cash flow hedge/currency translation reserve - Continuing hedges	(3,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges | Exchange rate risk | CLO
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		0
Cash flow hedge/currency translation reserve - Continuing hedges		1,000
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Cash flow hedges | Exchange rate risk | Secondary market loans
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	194,000	(179,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(9,000)	(21,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Exchange rate risk | Senior titulisation
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment		(11,000)
Cash flow hedge/currency translation reserve - Continuing hedges		21,000
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Cash flow hedges | Exchange rate risk | Senior securitization
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	15,000
Cash flow hedge/currency translation reserve - Continuing hedges	(4,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges | Exchange rate risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,000)
Cash flow hedge/currency translation reserve - Continuing hedges	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(169,000)	4,000
Cash flow hedge/currency translation reserve - Continuing hedges	510,000	341,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate and exchange rate risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	54,000	7,000
Cash flow hedge/currency translation reserve - Continuing hedges	(6,000)	2,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate and exchange rate risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	29,000	(13,000)
Cash flow hedge/currency translation reserve - Continuing hedges	(25,000)	(9,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Interest rate and exchange rate risk | Securitisation
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(252,000)	10,000
Cash flow hedge/currency translation reserve - Continuing hedges	541,000	348,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	20,000	15,000
Cash flow hedge/currency translation reserve - Continuing hedges	(22,000)	22,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Inflation risk | Deposits
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	23,000	25,000
Cash flow hedge/currency translation reserve - Continuing hedges	(24,000)	25,000
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Inflation risk | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(3,000)	(3,000)
Cash flow hedge/currency translation reserve - Continuing hedges	2,000	(3,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Inflation risk | Liquidity facilities
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0	(7,000)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	7,000	17,000
Cash flow hedge/currency translation reserve - Continuing hedges	(2,000)	(4,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	(1,000)	0
Cash flow hedges | Equity risk | Highly likely scheduled transactions
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	7,000	17,000
Cash flow hedge/currency translation reserve - Continuing hedges	(2,000)	(4,000)
Cash flow hedge/currency translation reserve- Discontinued hedges	(1,000)	0
Cash flow hedges | Other risks
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	98,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	(98,000)	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges | Other risks | Bonds
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	98,000	0
Cash flow hedge/currency translation reserve - Continuing hedges	(98,000)	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,070,000	792,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,070,000	792,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Hedges of net investment in foreign operations | Exchange rate risk | Firm commitment
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets		13,000
Carrying amount of hedged items - Liabilities		0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)		0
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)		0
Change in fair value of hedged item for ineffectiveness assessment		0
Cash flow hedge/currency translation reserve - Continuing hedges		0
Cash flow hedge/currency translation reserve- Discontinued hedges		0
Hedges of net investment in foreign operations | Exchange rate risk | Equity instruments
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	1,070,000	779,000
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets (macro and micro hedges)	0	10,000
Accumulated amount of fair value adjustments on the hedged item - Liabilities (macro and micro)	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 0	€ 0